Financial Instruments (Details 7) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Purchase	R$ 6,324,218
Sale	7,367,289
Twenty Twenty Four [Member]
IfrsStatementLineItems [Line Items]
Purchase	721,208
Sale	800,793
Twenty Twenty Five [Member]
IfrsStatementLineItems [Line Items]
Purchase	806,521
Sale	865,199
Twenty Twenty Six [Member]
IfrsStatementLineItems [Line Items]
Purchase	691,420
Sale	720,295
Twenty Twenty Seven [Member]
IfrsStatementLineItems [Line Items]
Purchase	621,240
Sale	597,938
Twenty Twenty Eight [Member]
IfrsStatementLineItems [Line Items]
Purchase	423,561
Sale	494,941
Twenty Twenty Nine To Twenty Fourty [Member]
IfrsStatementLineItems [Line Items]
Purchase	3,060,268
Sale	R$ 3,888,123